UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     DECEMBER 31, 2011

Check here if Amendment []; Amendment Number:
                                              --------------------

This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     RED ROCKS CAPITAL LLC
          ------------------------
Address:  25188 GENESEE TRAIL ROAD
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          SUITE 250
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          GOLDEN, CO  80401
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13F File Number:     28-14056
                     -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     MATTHEW R. LUOMA
          ------------------------
Title:    CHIEF FINANCIAL OFFICER
          ------------------------
Phone:    (303) 679-8252
          ------------------------

Signature, Place, and Date of Signing:

       /s/MATTHEW R. LUOMA          GOLDEN, CO          FEBRUARY 14, 2012
       -------------------          -------------       -----------------
           [Signature]              [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0
                                         ---------------
Form 13F Information Table Entry Total:                8
                                         ---------------
Form 13F Information Table Value Total:          151,319
                                         ---------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                      RED ROCKS CAPITAL LLC
                                                        As of 12/31/2011

                                                   FORM 13F INFORMATION TABLE
            ITEM 1              ITEM 2        ITEM 3    ITEM 4          ITEM 5          ITEM 6     ITEM 7           ITEM 8
----------------------------------------------------------------------------------------------------------------------------------
       NAME OF ISSUER       TITLE OF CLASS    CUSIP      VALUE   SHARES/   SH/   PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
                                                       (X$1000)  PRN AMT   PRN   CALL DISCRETION  MANAGERS    SOLE    SHARED  NONE
--------------------------- --------------  ---------  -------- --------- -----  ---- ----------  -------- ---------- ------  ----
APOLLO GLOBAL MANAGEMENT         COM        037612306   16,930  1,364,200  SH            SOLE              1,364,200
BLACKSTONE GROUP LP              COM        09253U108   30,803  2,198,600  SH            SOLE              2,198,600
BROOKFIELD ASSET MGMT- CL A      COM        112585104   11,185    407,000  SH            SOLE                407,000
BROOKFIELD INFRASTRUCTURE        COM        G16252101   19,919    719,105  SH            SOLE                719,105
   PARTNERS LP
ICG GROUP INC                    COM        44928D108   13,202  1,710,148  SH            SOLE              1,710,148
KKR & CO. L.P.                   COM        48248M102   33,024  2,573,972  SH            SOLE              2,573,972
LEUCADIA NATL CORP COM           COM        527288104    9,653    424,500  SH            SOLE                424,500
SAFEGUARD SCIENTIFICS INC.       COM        786449207   16,603  1,051,500  SH            SOLE              1,051,500
TOTAL                                                  151,319